Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 18,254,788
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,606,464	¥ 2,568,340
Pledged assets that may not be sold or repledged by secured parties	36,223,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	38,858,000	22,927,000
Fair value of securities accepted as collateral that was sold or repledged	32,095,000	16,514,000
Cash collateral pledged for derivative transactions included in Other assets	1,696,108	1,276,897
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,125,305	¥ 844,234